Reportable Segment Information (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 store	Dec. 31, 2011 store	Dec. 31, 2010 store
Reportable Segment Information (Textual) [Abstract]
Number of reportable operating segments	4
Aggregate total of long lived assets	3,085,499	2,967,660	2,955,513
Assets	6,234,737	5,229,252	5,169,235
Export sales and sales to individual customer	less than 10 percent of consolidated sales to unaffiliated customers
Paint Stores Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	3,520
Number of net new stores	70	60	36
New stores opened	81
Paint Stores Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	63
Number of stores closed	11
Paint Stores Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	14
Paint Stores Group [Member] | Puerto Rico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Paint Stores Group [Member] | Trinidad [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	3
Consumer Group [Member]
Reportable Segment Information (Textual) [Abstract]
Percent of sales of one group Including Inter segment transfers represented Products sold through other stores group	64.00%
Global Finishes Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	302
Net Increase (Decrease) in branches	(1)
Number of subsidiaries in foreign countries	34
Income from licensing agreements in number of foreign countries	16
Global Finishes Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Number of stores closed	2
Latin America Coatings Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	276
New stores opened	17
Net Increase (Decrease) in branches	11
Number of subsidiaries in foreign countries	9
Income from licensing agreements in number of foreign countries	10
Number of foreign Joint ventures	4
Latin America Coatings Group [Member] | South America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	9
Number of stores closed	6
Latin America Coatings Group [Member] | Mexico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	8
Foreign Subsidiaries [Member]
Reportable Segment Information (Textual) [Abstract]
Net external sales	2,049,814	1,982,859	1,468,116
Segment profit	158,377	122,436	86,951
Long-lived assets	718,409	650,681	664,547
Consolidated foreign subsidiaries assets	1,598,996	1,443,034	1,467,969
Percent of assets of consolidated foreign subsidiaries to Company's assets	25.60%	27.60%	28.40%